S-K 1603(a) SPAC Sponsor	Jan. 22, 2026
SPAC Sponsor [Line Items]
SPAC Sponsor, Affiliate, or Promoter	Sponsor
SPAC Sponsor Name	Spring Valley Acquisition IV Sponsor, LLC
SPAC Sponsor Form of Organization	Limited Liability Company
Experience and Involvement in Other SPACs [Text Block]

Our management team also formed and co-sponsored Spring Valley Acquisition Corp. (“Spring Valley I”), Spring Valley Acquisition Corp. II (“Spring Valley II”) and Spring Valley Acquisition Corp. III (“Spring Valley III”), all special purpose acquisition companies similar to our company that were formed to consummate an initial business combination:

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Spring Valley I (2020): Target (NuScale Power, LLC (“NuScale”)). Spring Valley I completed its initial public offering in November 2020, raising approximately $230 million. In December 2021, Spring Valley I announced its proposed business combination with NuScale Power, LLC (“NuScale”), a provider of advanced small-modular-reactor (“SMR”) nuclear technology, at a pro forma enterprise value of approximately $1.9 billion. In connection with the consummation of the transaction, Spring Valley I experienced aggregate redemptions of approximately 37.4% of its public shares. The business combination closed in May 2022, and NuScale’s Class A common stock now trades on the NYSE under the symbol “SMR.” The closing price of NuScale’s Class A common stock was $19.00 on January 20, 2026.

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Spring Valley II (2022): Target (Eagle Energy Metals Corp. (“Eagle”)). Spring Valley II completed its initial public offering in October 2022 at approximately $230 million. Spring Valley II currently trades on the OTC Bulletin Board under the ticker symbols “SVIIF”, “SVIWF” and “SVIRF.” On July 31, 2025, Spring Valley II and Eagle announced their execution of a definitive Agreement and Plan of Merger, dated July 30, 2025. On September 29, 2025, Spring Valley II, Eagle and other parties entered into an Amended and Restated Agreement and Plan of Merger, pursuant to which, among other things, Eagle would become a public company. Eagle is a next-generation nuclear energy company that holds rights to the largest mineable, measured, and indicated uranium deposit in the United States and proprietary SMR technology. As part of the merger, a fundamental institutional investor has committed to invest approximately $30 million in the form of Series A Convertible Preferred Stock, to be funded at the closing. The closing price of Spring Valley II’s Class A common stock was $12.00 on January 20, 2026.

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Spring Valley III (2025): Target General Fusion. Spring Valley III completed its initial public offering in September 2025 at approximately $230 million. Spring Valley III currently trades on Nasdaq under the ticker symbols “SVAC”, “SVACW” and “SVACU.” On January 22, 2026, Spring Valley III and General Fusion announced their execution of a definitive Business Combination Agreement, dated January 21, 2026, pursuant to which, among other things, General Fusion would become a public company. General Fusion is a groundbreaking fusion leader with a 20-year track record of advancing fusion technology, including the development, construction, and operation of the first large-scale MTF demonstration machine. As part of the transaction, institutional investors have committed to invest approximately $105 million in the form of convertible preferred shares, to be funded at the closing. The closing price of Spring Valley III’s Class A common stock was $10.12 on January 20, 2026.

SPAC Sponsor, Compensation [Line Items]
SPAC Sponsor, Transfer of SPAC Ownership [Text Block]	we may approve an amendment or waiver of the letter agreement that would allow the Sponsor to directly, or members of our Sponsor to indirectly, transfer founder shares and private placement warrants in a transaction in which the Sponsor removes itself as our Sponsor before identifying a business combination. As a result, there is a risk that our Sponsor and our officers and directors may divest their ownership or economic interests in us or in our Sponsor, which would likely result in our loss of certain key personnel, including Christopher Sorrells. There can be no assurance that any replacement sponsor or key personnel will successfully identify a business combination target for us, or, even if one is so identified, successfully complete such business combination.
Christopher Sorrells [Member]
SPAC Sponsor [Line Items]
SPAC Sponsor Business, General Character [Text Block]

Christopher Sorrells has served as our Chairman and Chief Executive Officer since our inception. Mr. Sorrells has served as Chairman and Chief Executive Officer of Spring Valley III and Spring Valley II since its inception in June 2025 and January 2021, respectively. Mr. Sorrells served as the Chief Executive Officer and a director of Spring Valley I from its inception in November 2020 until the closing of the NuScale merger in May 2022 at which time Mr. Sorrells began serving as a member of the board of directors of the post-closing company, NuScale Power Corporation, until May 2024. Mr. Sorrells has been an investor, operator, advisor, and board member in the power infrastructure and decarbonization sectors for over 30 years. Mr. Sorrells served as Lead Director and Chairman of the Compensation Committee for Renewable Energy Group, Inc. (Nasdaq: REGI) until the completion of its merger with Chevron Corporation for $3.1 billion in June 2022, having previously served as Vice Chairman of the Board and led the $100 million financing in 2006 that created the company. In addition, the stock price for REGI appreciated significantly following its initial public offering in January 2012 of $10 per share to the $61.50 acquisition price paid by Chevron.

Previously, Mr. Sorrells served as a Managing Director and then as an Operating Partner of NGP Energy Technology Partners (“NGP ETP”), an affiliate of Natural Gas Partners (“NGP”), a leading energy private equity fund with $25 billion of capital commitments, which he helped grow into one of the most successful decarbonization-focused private equity funds. Mr. Sorrells and/or his former firms including NGP ETP have invested in over 30 power infrastructure and decarbonization platforms in a broad range of companies across those industries, including Renewable Energy Group, Inc. (Nasdaq: REGI), Power- One, Inc. (formerly Nasdaq: PWER), Caminus Corporation (formerly Nasdaq: CAMZ), Waste Resource Management, Inc. (sold to Ridgewood Infrastructure) and others. In addition to leading investments, Mr. Sorrells has held a number of board positions for numerous public and private firms, including groSolar (which was later sold to EDF Renewables Inc.), Community Energy (which was later sold to AES Corporation), GSE Systems, Inc. (formerly Nasdaq: GVP before being sold to Pelican Energy Partners) and Living Earth (which was later sold to Bain Capital Double Impact). As an operator, Mr. Sorrells has held a variety of senior executive leadership roles at power infrastructure and decarbonization-focused companies including serving as Chief Operating Officer and Director of GSE Systems, Inc. Mr. Sorrells started his career in the energy, power and decarbonization industries as an investment banker at Salomon Smith Barney in 1996 and later at Banc of America Securities LLC where he created one of the first decarbonization-focused investment banking teams in 2000. Mr. Sorrells received his Master of Accounting from the University of Southern California, an M.B.A. from The College of William and Mary and a B.A. from Washington and Lee University.

Robert Kaplan [Member]
SPAC Sponsor [Line Items]
SPAC Sponsor Business, General Character [Text Block]

Robert Kaplan has served as our Chief Operating Officer and Head of Business Development since our inception. Mr. Kaplan has also served as Chief Operating Officer and Head of Business Development of Spring Valley III since its inception in June 2025 and Chief Financial Officer of Spring Valley II since its inception in January 2021. Mr. Kaplan served as the Vice President of Business Development of Spring Valley I from its inception in November 2020 until the closing of the NuScale merger in May 2022. Mr. Kaplan has over 20 years of investment banking experience in the decarbonization industry. Mr. Kaplan has been involved in over 60 transactions totaling approximately $6 billion in transaction value, with notable deals including First Solar, Plug Power, FuelCell Energy, Renewable Energy Group and SunPower Corporation. Mr. Kaplan was most recently Managing Director of Clean Technologies / Renewables at Stifel Financial Corp. (“Stifel”). In this role, Mr. Kaplan was responsible for the firm’s capital markets and advisory services in various decarbonization subsectors, including clean energy, biofuels, energy storage, energy efficiency, mobility and environmental technologies. He joined Stifel in 2010 in connection with Stifel’s acquisition of Thomas Weisel Partners Group, Inc. (“TWP”) in 2010. Mr. Kaplan joined TWP in 2007 as a Vice President in the Technology investment banking group with a focus on decarbonization technologies. Prior to joining TWP, Mr. Kaplan started his investment banking career at First Albany where he was a founding member of one of the first Decarbonization-focused banking franchises on Wall Street. During his tenure at First Albany, he completed many of the industry’s first public offerings in various decarbonization subsectors, such as solar, alternative fuels, mobility, fuel cells and the smart grid. Mr. Kaplan received a B.S. in Finance from Lehigh University and an M.B.A. from the NYU Stern School of Business.

Jeff Schramm [Member]
SPAC Sponsor [Line Items]
SPAC Sponsor Business, General Character [Text Block]

Jeff Schramm has served as our Chief Financial Officer since our inception. Mr. Schramm has also served as the Chief Financial Officer of Spring Valley III since its inception in June 2025 and Chief Financial Officer for the sponsor of Spring Valley II. Mr. Schramm served as the Chief Financial Officer of Spring Valley I from its inception in November 2020 until the closing of the NuScale merger in May 2022, as well as Spring Valley I’s sponsor from inception in September 2020 until December 2023. Mr. Schramm has over 30 years of leadership experience in advanced materials and specialty chemical organizations with a deep understanding of the decarbonization sector. Previously, Mr. Schramm served as Chief Financial Officer at Lehigh Technologies, Inc. (“Lehigh”) from 2009 until 2019 where he was responsible for building the financial and administrative functions of Lehigh after being relocated from Naples, Fl. Mr. Schramm was instrumental in Lehigh’s eventual sale to Michelin as the key part of its sustainability initiative. Prior to that, Mr. Schramm served as Vice President of Finance for Euramax International, Inc. (now Omnimax) in the Exterior Products & Fabral (fabrication) divisions from 2007 until 2009 where he managed a large multilocation team supporting sales close to $1 billion annually. From 2000 to 2007, Mr. Schramm was with Kermira Chemicals (formerly Vulcan Performance Chemicals) as Head of Financial Planning & Analysis and North American CFO over the Pulp & Paper and Water Treatment specialty chemical businesses. During his time at Kemira he was a key member of the acquisition team acquiring the Pulp & Paper chemicals business from Lanxess (LXS.DE) and the Pulp & Paper business from FinnChem USA. From 1993 to 2000, Mr. Schramm began his career at Milliken & Company in various roles starting in accounting and controllership and later served as financial planning & Analysis Manager in Procurement where he helped significantly reduce raw material costs. Mr. Schramm earned a B.S. in Corporate Finance and Investment Management from the University of Alabama, and an M.B.A from LaGrange College.

David Buzby [Member]
SPAC Sponsor [Line Items]
SPAC Sponsor Business, General Character [Text Block]

David Buzby will serve on our board of directors upon the closing of this offering. Mr. Buzby has over 30 years of business experience in decarbonization and technology, including forming several billion-dollar public companies in the decarbonization industry as well as raising over $1 billion of co-investment from institutional investors over a period of 30 years. Currently, Mr. Buzby is Chairman of the board of directors of Stem, Inc. (NYSE: STEM), a leading energy storage/grid services company in North America, where he has served since 2010. He also currently serves as the Chairman of Wondrwall Holdco Ltd., a UK-based provider of software to integrate the hardware and grid systems needed to electrify and decarbonize the home. He has also served on the board of directors of Spring Valley II since the completion of its initial public offering in October 2022.

In addition, he was an early investor and board member in Sunrun Inc. (Nasdaq: RUN) from 2008 through 2012, helping lead the company to complete its initial public offering in 2015. He has also played key roles as an early investor and a board member for Leading Edge Equipment Technologies, a major renewable energy company. Mr. Buzby was also a founding investor, Chairman and Chief Executive Officer, of SunEdison (Nasdaq: SUNE) helping create one of North America’s leading solar developers before selling the company to MEMC Electronic Materials, Inc. (NYSE: WFR) in 2009 for approximately $323 million. Mr. Buzby was also a founding investor and board member and chair of the audit committee of ValueClick (NASD: VCLK) which conducted its initial public offering in 2000 and subsequently later sold to Alliance Data Systems Corporation (NYSE: ADS) in 2014 for approximately $2.3 billion. Mr. Buzby has held other board seats of both public and private companies and held various senior executive roles in numerous companies, including Chairman, Chief Executive Officer, Chief Operating Officer and Chief Financial Officer. Mr. Buzby received his M.B.A. from Harvard Business School and a B.A. from Middlebury College.

Deborah Frodl [Member]
SPAC Sponsor [Line Items]
SPAC Sponsor Business, General Character [Text Block]

Deborah Frodl will serve on our board of directors upon the closing of this offering. Ms. Frodl served as a member of the board of directors of Spring Valley I from its inception in November 2020 until the closing of the NuScale merger in May 2022 and currently serves as a member of the board of directors of Spring Valley III. Ms. Frodl has over 38 years of international business experience. Ms. Frodl was a senior executive with General Electric Company. From 2012 to 2017, Ms. Frodl served as the Global Executive Director of Ecomagination. Ms. Frodl repositioned this sustainable technology strategy into one of multi-faceted innovation and expansive global growth. From 2010 to 2012, Ms. Frodl served as GE’s Chief Strategy Officer and Global Alternative Fuels Leader where she pioneered the business strategy to decarbonize the commercial fleet industry through alternative fuel vehicles and infrastructure technologies. From 2005 to 2010, Ms. Frodl served as Chief Commercial Officer of GE Capital Fleet Services, from 2004 to 2005, as Chief Marketing Officer of GE Capital Commercial Equipment Finance and from 2002 to 2004, as Chief Executive Officer of GE Capital Dealer Finance. From 1999 to 2004, Ms. Frodl served as Chief Executive Officer of GE Capital Public Finance.

Currently Ms. Frodl serves on the board of directors for ITC Holdings Corp. and is an operating partner for Greenbelt Capital Partners. She has also served on the board of directors for Renewable Energy Group, Inc., Spring Valley Acquisition Corporation, and Spruce Power Holdings Corporation where she was Chair of the Board. In 2024, she was recognized by Board Prospects as a “100 Women Leaders in the Boardroom”, in 2023 by Twin Cities Business as an “Outstanding Director” and in 2019 by Directors & Boards as a “Director to Watch”. Ms. Frodl has been recognized by Green Building & Design as 2017 “Woman in Sustainability Leadership,” Women’s Council on Energy and the Environment as 2014 “Woman of the Year,” Connected World Magazine as 2013 “Top Women in M2M.” She holds an M.B.A. from the University of St. Thomas and BSBA from Minnesota State University.

Richard Thompson [Member]
SPAC Sponsor [Line Items]
SPAC Sponsor Business, General Character [Text Block]

Richard Thompson will serve on our board of directors upon the closing of this offering. Mr. Thompson served as a member of the board of directors of Spring Valley I from its inception in November 2020 until the closing of the NuScale merger in May 2022 and currently serves as a member of the board of directors of Spring Valley II and Spring Valley III. Mr. Thompson has over 35 years of international business experience in renewable energy, power electronics and semiconductors, including several billion-dollar public exits in the Sustainability industry. Currently, Mr. Thompson is a strategic adviser to Sumeru Equity Partners, a technology-focused private equity firm, in which he has served since 2014. From 2014 to 2016, he was Executive Chairman of AVI-SPL, an approximately $700 million privately held, global leader in video communications.

From 2008 to October 2013, Mr. Thompson was President, Chief Executive Officer and a Director of Power-One, Inc. (formerly Nasdaq: PWER), a leading provider of renewable energy and power conversion solutions. During his tenure, he successfully led the company through restructuring to become one of the largest renewable energy inverter suppliers worldwide, generating over $1 billion in sales in 2012, along with its sale to ABB (NYSE: ABB) for approximately $1 billion in equity value. Prior to joining Power-One, Inc., Mr. Thompson was Chief Financial Officer of American Power Conversion Corporation (Nasdaq: APCC) from 2005 to 2007, which was acquired in March 2007 by a French competitor, Schneider Electric SA (Paris: SU.PA), in an auction for approximately $5.5 billion in enterprise value. From 1997 to 2005, Mr. Thompson was Chief Financial Officer of Artesyn Technologies (Nasdaq: ATSN) and was instrumental in creating one of the leading power component companies in the industry which was later sold to Emerson (NYSE: EMR) for $500 million. In addition to his role at Artesyn, he was also General Manager of Spider Software and led the company’s merger with Zytec Inc. that created a robust power component and computer board business. Mr. Thompson received a B.B.A. in Accounting from Lamar University.